United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.73		$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.26		0.50	0.47	0.45	0.46 [2]	0.46
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)		0.07	0.15	(0.26)	0.05	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.57	0.62	0.19	0.51	0.60
Less Distributions:
Distributions from net investment income	(0.26)		(0.51)	(0.47)	(0.46)	(0.47)	(0.47)
Net Asset Value, End of Period	$10.62		$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	1.39%		5.53%	6.10%	1.77%	4.81%	5.69%

Ratios to Average Net Assets:
Net expenses	0.88	% [4]	0.89%	0.93%	0.90%	0.93%	0.87%
Net investment income	4.76	% [4]	4.76%	4.36%	4.25%	4.24%	4.20%
Expense waiver/reimbursement [5]	0.18	% [4]	0.19%	0.20%	0.21%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$243,304		$213,721	$137,545	$92,425	$71,788	$94,713
Portfolio turnover	18%		36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.73		$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.23		0.44	0.42	0.40	0.40 [2]	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)		0.07	0.15	(0.26)	0.05	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.51	0.57	0.14	0.45	0.54
Less Distributions:
Distributions from net investment income	(0.23)		(0.45)	(0.42)	(0.41)	(0.41)	(0.41)
Net Asset Value, End of Period	$10.62		$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	1.11%		4.97%	5.55%	1.25%	4.29%	5.16%

Ratios to Average Net Assets:
Net expenses	1.43	% [4]	1.43%	1.45%	1.40%	1.42%	1.37%
Net investment income	4.21	% [4]	4.19%	3.79%	3.72%	3.75%	3.70%
Expense waiver/reimbursement [5]	0.18	% [4]	0.19%	0.20%	0.21%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,766		$32,126	$38,825	$49,205	$59,784	$71,646
Portfolio turnover	18%		36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.73		$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.23		0.45	0.42	0.40	0.41 [2]	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)		0.07	0.15	(0.26)	0.04	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.52	0.57	0.14	0.45	0.54
Less Distributions:
Distributions from net investment income	(0.23)		(0.46)	(0.42)	(0.41)	(0.41)	(0.41)
Net Asset Value, End of Period	$10.62		$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	1.13%		5.01%	5.60%	1.28%	4.30%	5.16%

Ratios to Average Net Assets:
Net expenses	1.39	% [4]	1.39%	1.40%	1.38%	1.40%	1.37%
Net investment income	4.25	% [4]	4.24%	3.85%	3.75%	3.78%	3.64%
Expense waiver/reimbursement [5]	0.18	% [4]	0.19%	0.20%	0.21%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,419		$43,205	$40,763	$44,838	$54,449	$32,714
Portfolio turnover	18%		36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2008		2007	2006	2005 [1]	2004	11/30/2003	[2]
Net Asset Value, Beginning of Period	$10.73		$10.67	$10.52	$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.25		0.47	0.45	0.43	0.44 [3]	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)		0.08	0.15	(0.26)	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.55	0.60	0.17	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.25)		(0.49)	(0.45)	(0.44)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.62		$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [4]	1.28%		5.30%	5.91%	1.56%	4.56%	2.39%

Ratios to Average Net Assets:
Net expenses	1.11	% [5]	1.11%	1.10%	1.10%	1.11%	1.10	% [5]
Net investment income	4.55	% [5]	4.55%	4.22%	4.03%	4.09%	4.22	% [5]
Expense waiver/reimbursement [6]	0.18	% [5]	0.19%	0.20%	0.21%	0.23%	0.21	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$98,299		$81,501	$46,497	$27,591	$29,171	$13,849
Portfolio turnover	18%		36%	56%	37%	16%	60	% [7]

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,013.90	$4.43
Class B Shares	$1,000	$1,011.10	$7.19
Class C Shares	$1,000	$1,011.30	$6.99
Class K Shares	$1,000	$1,012.80	$5.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.60	$4.45
Class B Shares	$1,000	$1,017.85	$7.21
Class C Shares	$1,000	$1,018.05	$7.01
Class K Shares	$1,000	$1,019.45	$5.60

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.43%
Class C Shares	1.39%
Class K Shares	1.11%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	35.8%
Corporate Debt Securities	23.7%
U.S. Treasury and Agency Securities	21.5%
Collateralized Mortgage Obligations	10.3%
Asset-Backed Securities	5.3%
Adjustable Rate Mortgage	3.9%
Other Security Types [4,5]	0.0%
Derivative Contracts [6]	(0.2)%
Securities Lending Collateral [7]	8.7%
Cash Equivalents [8]	9.9%
Other Assets and Liabilities--Net [9]	(18.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Other Security Types consist of common stock and preferred stock.

5 Represents less than 0.1%.

6 Based upon net unrealized appreciation (depreciation) on or value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

7 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--18.6%
		Basic Industry - Chemicals--0.3%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,306,620
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,062,654
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	523,018
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,807,934
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,759,168
1,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	985,605
		TOTAL	7,444,999
		Basic Industry - Metals & Mining--0.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	618,172
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,342,721
1,100,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	1,079,901
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,687,425
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	412,734
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,087,306
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,946,437
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,179,950
		TOTAL	10,354,646
		Basic Industry - Paper--0.3%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,638,041
342,000		Westvaco Corp., 7.65%, 3/15/2027	338,776
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,001,292
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	1,995,992
		TOTAL	7,974,101
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	477,400
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	571,405
100,000		Boeing Capital Corp., Sr. Note, Series XI, 3.883%, 11/15/2009	99,964
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,567,977
1,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	1,920,187
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--continued
$910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	$883,295
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,267,774
		TOTAL	9,788,002
		Capital Goods - Construction Machinery--0.1%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	404,402
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	61,774
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,534,094
100,000		John Deere Capital Corp., Sr. Note, Series D, 2.268%, 12/18/2009	99,832
		TOTAL	3,100,102
		Capital Goods - Diversified Manufacturing--0.6%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,008,921
1,540,000		Dover Corp., Note, 5.45%, 3/15/2018	1,513,321
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,210,223
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,530,416
1,560,000		Harsco Corp., 5.75%, 5/15/2018	1,535,385
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	691,055
2,040,000		Hubbell, Inc., 5.95%, 6/1/2018	2,027,751
2,740,000		Textron Financial Corp., 5.40%, 4/28/2013	2,715,895
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,445,630
		TOTAL	14,678,597
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	907,008
		Communications - Media & Cable--0.3%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,162,999
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,770,847
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,697,635
1,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,153,571
		TOTAL	8,785,052
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,763,355
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	257,046
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,418,700
		TOTAL	4,439,101
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--0.4%
$5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	$6,554,414
1,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,456,642
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	465,694
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,708,512
		TOTAL	10,185,262
		Communications - Telecom Wirelines--0.4%
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,419
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	125,884
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,927
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,748
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	201,469
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	793,014
2,620,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,648,403
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,226,105
3,000,000		Verizon Communications, Inc., 6.10%, 4/15/2018	3,083,004
		TOTAL	9,381,973
		Consumer Cyclical - Automotive--0.4%
2,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	2,600,789
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,482,953
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,017,988
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	2,000,016
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	165,722
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,197,375
		TOTAL	11,464,843
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	230,474
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,147,803
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,388,336
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,980,502
		TOTAL	4,747,115
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Lodging--0.0%
$850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	$755,199
		Consumer Cyclical - Retailers--0.4%
751,230	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	689,533
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	511,185
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,943,701
1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,268,696
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	473,877
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	216,262
600,000		Target Corp., Note, 5.875%, 7/15/2016	606,089
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	801,773
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	782,220
		TOTAL	9,293,336
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,476,278
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	205,115
		TOTAL	2,681,393
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	66,344
		Consumer Non-Cyclical - Food/Beverage--0.3%
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,214,999
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,191
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,393,712
880,000		Kellogg Co., 4.25%, 3/6/2013	855,780
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,073,624
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,178,846
630,000		PepsiCo, Inc., 4.65%, 2/15/2013	637,999
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	185,455
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	247,974
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,555,525
		TOTAL	8,444,105
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Health Care--0.3%
$1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	$1,044,034
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	891,965
1,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	1,857,709
2,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,725,537
		TOTAL	6,519,245
		Consumer Non-Cyclical - Pharmaceuticals--0.4%
2,300,000		Abbott Laboratories, 5.15%, 11/30/2012	2,362,575
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,608,586
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,057,366
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	438,274
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,716,060
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	783,511
		TOTAL	8,966,372
		Consumer Non-Cyclical - Products--0.2%
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	989,353
840,000		Philips Electronics NV, 5.75%, 3/11/2018	829,664
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	732,376
445,000		Snap-On, Inc., 6.25%, 8/15/2011	459,991
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,150,996
		TOTAL	5,162,380
		Consumer Non-Cyclical - Supermarkets--0.1%
1,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,028,771
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,349,243
		TOTAL	2,378,014
		Consumer Non-Cyclical - Tobacco--0.2%
2,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,213,458
3,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,223,800
		TOTAL	5,437,258
		Energy - Independent--0.5%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,044,504
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,433,237
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,856,154
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--continued
$1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	$957,500
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,795,567
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,159
676,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	675,100
3,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	3,616,560
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	616,813
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	913,320
		TOTAL	13,059,914
		Energy - Integrated--0.7%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	136,454
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,679,948
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,728,429
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,614,649
1,361,150	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,383,476
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,199,255
		TOTAL	17,742,211
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,693,520
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,050,840
		TOTAL	3,744,360
		Energy - Refining--0.1%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,057,672
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	855,554
		TOTAL	2,913,226
		Financial Institution - Banking--3.5%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,913,834
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,151,027
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,885,366
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,871,428
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,803,724
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,986,417
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	155,269
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continuing
$537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	$561,737
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,509,366
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	985,606
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,516,100
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	99,993
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,976,867
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,228,598
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,805,073
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	961,120
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,002,102
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,204,641
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	506,201
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,046
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	153,691
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,058,779
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,211,207
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,663,900
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,431,540
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,177
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,896,845
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,689,984
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	725,349
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,992,764
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,012,901
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,110,337
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,117,177
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,174,848
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,584,218
500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	508,808
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,550,437
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	710,545
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,166,532
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	$253,249
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	960,887
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,180,498
3,620,000		Wachovia Corp., 5.75%, 2/1/2018	3,508,891
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,440,094
4,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	3,914,723
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,813,406
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,246,555
		TOTAL	90,278,857
		Financial Institution - Brokerage--2.1%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,328
550,000		Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010	545,955
1,370,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,342,102
2,230,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	2,375,175
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,206,483
975,000		Eaton Vance Corp., 6.50%, 10/2/2017	997,293
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,894,472
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,298,779
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,047,313
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,494,081
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	886,688
4,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	4,285,715
3,010,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,974,528
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	729,866
900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	860,971
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,475,942
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	1,868,716
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,578,680
2,500,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,183,084
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,256,779
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,450,312
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	193,652
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	$616,588
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	248,472
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	597,129
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,021,271
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,828,451
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,546,756
440,000		Nuveen Investments, 5.00%, 9/15/2010	387,200
440,000		Nuveen Investments, 5.50%, 9/15/2015	314,600
		TOTAL	52,537,381
		Financial Institution - Finance Noncaptive--1.1%
4,480,000		American Express Credit Corp., 5.875%, 5/2/2013	4,499,839
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,987,173
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,763,083
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	38,925
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	58,200
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	1,319,147
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	237,550
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,777,090
230,000		General Electric Capital Corp., Note, Series A, 2.045%, 6/11/2008	229,971
150,000		General Electric Capital Corp., Note, Series A, 2.59%, 2/20/2009	149,631
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	204,342
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,001,428
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	824,036
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,505,966
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	7,292,103
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	776,191
		TOTAL	28,664,675
		Financial Institution - Insurance - Health--0.1%
1,530,000		CIGNA Corp., 6.35%, 3/15/2018	1,532,428
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.5%
$3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	$3,934,464
2,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	2,201,734
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,937,522
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,614,719
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,021,478
		TOTAL	11,709,917
		Financial Institution - Insurance - P&C--0.5%
2,960,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	2,903,728
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,747,990
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	622,453
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,472,434
590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	582,210
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	859,564
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,689,186
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	388,444
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,055,193
		TOTAL	13,321,202
		Financial Institution - REITs--0.3%
920,000		AMB Property LP, 6.30%, 6/1/2013	916,677
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	756,443
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	950,082
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,914,579
1,500,000		Simon Property Group LP, 6.125%, 5/30/2018	1,461,792
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,402,619
		TOTAL	7,402,192
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	909,790
		Government Agency--0.0%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	502,926
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	522,329
		TOTAL	1,025,255
Principal Amount			Value
		CORPORATE BONDS--continued
		Municipal Services--0.1%
$790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	$663,173
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,325,953
		TOTAL	1,989,126
		Technology--1.0%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,108,065
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,519,692
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	394,777
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,870,035
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,023,654
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,095,693
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,148,859
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	842,756
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,676,243
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,406,873
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,015,727
1,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,765,198
2,530,000		Oracle Corp., 6.50%, 4/15/2038	2,535,562
		TOTAL	26,403,134
		Transportation - Airlines--0.1%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,137,329
		Transportation - Railroads--0.3%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,635,607
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,787,972
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	306,645
1,900,000	[1,2]	Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,889,074
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,497,566
		TOTAL	7,116,864
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,837,397
		Utility - Electric--1.3%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,350,744
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	729,002
6,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	5,998,768
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	$693,285
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,225,123
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	266,700
2,820,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,762,530
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,672,289
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,033,608
870,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	861,666
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	839,474
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,222,143
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	821,510
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	685,421
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,025,338
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	2,000,564
2,200,000		Union Electric Co., 6.00%, 4/1/2018	2,179,567
2,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	2,364,716
		TOTAL	32,732,448
		Utility - Natural Gas Distributor--0.1%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,462,530
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,444,149
		TOTAL CORPORATE BONDS (IDENTIFIED COST $488,437,845)	475,918,832
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines-0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,594)	2,005,362
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
38,596		FNMA ARM 681769, 4.555%, 1/01/2033	38,828
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--continued
		Government National Mortgage Association--0.0%
$3,034		GNMA2 ARM 80201, 30 Year, 6.375%, 5/20/2028	$3,081
1,904		GNMA2 ARM 8717, 5.125%, 10/20/2025	1,920
		TOTAL	5,001
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $44,946)	43,829
		ASSET-BACKED SECURITIES--5.3%
		Commercial Mortgage--5.3%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,636,893
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.744967%, 2/10/2051	4,964,409
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	22,165,600
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,769,625
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.14977%, 4/15/2041	16,333,600
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,888,957
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,711,421
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,970,000
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266391%, 2/12/2051	6,448,750
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,810,537
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/13/2042	22,634,970
		TOTAL	136,334,762
		Home Equity Loan--0.0%
40,413	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	32,331
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $137,682,880)	136,367,093
		GOVERNMENT AGENCIES--8.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,516,371
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,020,886
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,591,753
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,032,387
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	$521,205
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	1,002,495
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	98,680
60,000,000	[3]	Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	60,280,020
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	151,336
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	459,598
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	151,931
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	61,094
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	403,414
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	201,738
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,880
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,304
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,503,320
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	195,959
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	560,999
20,000,000		Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	19,894,288
55,000,000		Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,138,224
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	192,296
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	407,276
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,431,899
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	100,109
40,000,000	[3]	Federal National Mortgage Association, 5.375%, 6/12/2017	42,056,124
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,768,220
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	151,857
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,287
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	506,553
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,082,708
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $211,999,464)	214,735,211
		GOVERNMENT/AGENCY--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,537,379)	1,622,175
Principal Amount			Value
		U.S. TREASURY--11.5%
		U.S. Treasury Bonds--0.6%
$2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	$2,359,494
1,343,000	[4]	United States Treasury Bond, 6.00%, 2/15/2026	1,545,394
4,935,000	[4]	United States Treasury Bond, 6.125%, 11/15/2027	5,803,252
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,525,977
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,676,438
300,000		United States Treasury Bond, 6.75%, 8/15/2026	373,594
500,000		United States Treasury Bond, 7.25%, 5/15/2016	612,112
		TOTAL	14,896,261
		U.S. Treasury Notes--10.9%
52,851,500	[3]	U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	57,335,622
100,000,000		United States Treasury Note, 3.50%, 5/31/2013	100,347,660
6,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	6,124,849
27,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	28,037,834
6,700,000		United States Treasury Note, 4.50%, 11/30/2011	7,003,164
6,000,000		United States Treasury Note, 4.50%, 2/15/2016	6,255,265
14,000,000	[3]	United States Treasury Note, 4.50%, 4/30/2012	14,650,709
57,035,000	[3]	United States Treasury Note, 4.75%, 8/15/2017	59,996,571
200,000		United States Treasury Note, 5.00%, 8/15/2011	211,934
300,000		United States Treasury Note, 6.00%, 8/15/2009	312,712
100,000		United States Treasury Note, 6.50%, 2/15/2010	106,475
		TOTAL	280,382,795
		TOTAL U.S. TREASURY (IDENTIFIED COST $284,589,840)	295,279,056
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
438,732		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	452,311
196,959		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	203,057
48,979		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	49,994
		TOTAL	705,362
		Federal National Mortgage Association--0.1%
367,633		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	369,311
234,939		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	241,907
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--continued
$23,709		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	$24,648
663,444		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	666,331
		TOTAL	1,302,197
		Government National Mortgage Association--0.0%
40,170		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	42,609
1,927		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,061
4,532		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,808
1,809		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,919
3,183		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,381
359		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	384
266,399		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	275,885
9,577		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	10,164
11,588		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	12,000
1,820		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,885
433,036		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	407,411
112,935		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	119,861
		TOTAL	882,368
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,873,381)	2,889,927
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.4%
		Commercial Mortgage--1.4%
$10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	$10,818,023
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,283,272
7,120,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.746728%, 2/12/2049	7,133,512
		TOTAL	37,234,807
		Federal National Mortgage Association--0.0%
26,090		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	28,522
10,840		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	11,928
		TOTAL	40,450
		Non-Agency Mortgage--0.0%
10,366	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.40782%, 1/28/2027	6,738
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,172,578)	37,281,995
		MUTUAL FUNDS--67.5% [5]
1,664,917		Emerging Markets Fixed Income Core Fund	36,738,235
121,261,098		Federated Mortgage Core Portfolio	1,198,059,647
19,185,463		High Yield Bond Portfolio	124,321,797
369,294,154	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.70%	369,294,154
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,724,013,629)	1,728,413,833
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $2,891,366,536) [8]	2,894,557,313
		OTHER ASSETS AND LIABILITIES - NET--(13.0)% [9]	(332,625,614)
		TOTAL NET ASSETS--100%	$2,561,931,699

At May 31, 2008, the Fund had the following open futures contracts:

Descriptions		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]	Germany Federal Republic Bonds 2-Year Long Futures	650	$ 66,846,000	June 2008	$ (760,653)
[10]	Germany Federal Republic Bonds 10-Year Futures	650	$ 72,748,000	June 2008	$ (3,066,273)
[10]	U.S. Treasury Notes 5-Year Long Futures	3,670	$403,470,625	September 2008	$ (915,491)
[10]	U.S. Treasury Notes 2-Year Short Futures	225	$ 47,390,625	September 2008	$ 23,806
[10]	U.S. Treasury Notes 10-Year Short Futures	1,000	$112,406,250	September 2008	$ 880,653
[10]	U.S. Treasury Bonds Short Futures	440	$ 49,940,000	September 2008	$ 606,867
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (3,231,091)

At May 31, 2008, the Fund had the following open swap contracts:

Credit Default Swaps Counterparty		Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
[11]	Lehman Brothers	CDXIG8	Sell	0.35%	6/20/2012	$ 75,000,000	$(2,334,827)
[11]	Deutsche Bank & Merrill Lynch Capital Services, Inc.	CDXIG9	Sell	0.60%	12/20/2012	$105,000,000	$(1,900,854)
[11]	Goldman Sachs	CDXG10	Sell	1.55%	6/20/2013	$ 30,000,000	$ 796,178
	TOTAL VALUE OF CREDIT DEFAULT SWAPS						$(3,439,503)

Net Unrealized Depreciation on Futures Contracts and Value of Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $44,367,463, which represented 1.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $44,367,463, which represented 1.7% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 All or a portion of this security is held as collateral for securities lending.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $2,891,567,118.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

10 Non-income-producing security.

11 Net premiums received by the Fund amounted to $1,374,939.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted Prices	$1,728,413,833	$(3,231,091)
Level 2 - Other Significant Observable Inputs	1,166,143,480	(3,439,503)
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$2,894,557,313	$(6,670,594)

* Other financial instruments include futures contracts and swap contracts

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, including $1,728,413,833 of investments in affiliated issuers (Note 5) and $212,755,204 of security loaned (identified cost $2,891,366,536)		$2,894,557,313
Cash		1,676
Income receivable		13,358,331
Swaps, at value (premium paid of $553,790)		796,178
Receivable for investments sold		2,415,557
Receivable for shares sold		4,161,302
Receivable for daily variation margin		214,166
TOTAL ASSETS		2,915,504,523
Liabilities:
Payable for investments purchased	$117,367,360
Payable for shares redeemed	1,881,832
Income distribution payable	6,123,356
Swaps, at value (premium received of $1,928,729)	4,235,681
Payable for collateral due to broker for securities loaned	223,305,000
Payable for distribution services fee (Note 5)	176,666
Payable for shareholder services fee (Note 5)	221,166
Accrued expenses	261,763
TOTAL LIABILITIES		353,572,824
Net assets for 241,276,032 shares outstanding		$2,561,931,699
Net Assets Consist of:
Paid-in capital		$2,549,195,884
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(2,386,308)
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		14,749,800
Undistributed net investment income		372,323
TOTAL NET ASSETS		$2,561,931,699

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,311,682,615 ÷ 123,530,835 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62
Institutional Service Shares:
Net asset value per share ($830,461,212 ÷ 78,210,470 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62
Class A Shares:
Net asset value per share ($243,304,052 ÷ 22,914,347 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share (100/95.50 of $10.62) [1]	$11.12
Redemption proceeds per share	$10.62
Class B Shares:
Net asset value per share ($31,766,311 ÷ 2,991,696 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share (94.50/100 of $10.62) [1]	$10.04
Class C Shares:
Net asset value per share ($46,418,839 ÷ 4,371,566 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share (99.00/100 of $10.62) [1]	$10.51
Class K Shares:
Net asset value per share ($98,298,670 ÷ 9,257,118 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$36,833,262
Interest (including income on securities loaned $1,570,507)		29,593,023
Investment income allocated from affiliated partnership (Note 2 and Note 5)		1,678,530
TOTAL INCOME		68,104,815
Expenses:
Investment adviser fee (Note 5)	$4,824,048
Administrative personnel and services fee (Note 5)	943,783
Custodian fees	50,154
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	159,468
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	147,974
Transfer and dividend disbursing agent fees and expenses--Class A Shares	58,792
Transfer and dividend disbursing agent fees and expenses--Class B Shares	15,591
Transfer and dividend disbursing agent fees and expenses--Class C Shares	14,691
Transfer and dividend disbursing agent fees and expenses--Class K Shares	122,244
Directors'/Trustees' fees	11,574
Auditing fees	12,000
Legal fees	10,014
Portfolio accounting fees	130,854
Distribution services fee--Institutional Service Shares (Note 5)	985,853
Distribution services fee--Class A Shares (Note 5)	289,596
Distribution services fee--Class B Shares (Note 5)	120,979
Distribution services fee--Class C Shares (Note 5)	169,020
Distribution services fee--Class K Shares (Note 5)	224,105
Shareholder services fee--Institutional Service Shares (Note 5)	784,301
Shareholder services fee--Class A Shares (Note 5)	287,942
Shareholder services fee--Class B Shares (Note 5)	40,326
Shareholder services fee--Class C Shares (Note 5)	47,205
Account administration fee--Institutional Service Shares	176,142
Account administration fee--Class A Shares	1,472
Account administration fee--Class C Shares	7,267

Statement of Operations - continued

Expenses--continued:
Share registration costs		$48,804
Printing and postage		62,167
Insurance premiums		6,108
Taxes		86,915
Miscellaneous		6,873
EXPENSES BEFORE ALLOCATION		9,846,262
Expenses allocated from affiliated partnership (Note 2)		13,859
TOTAL EXPENSES		9,860,121
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,162,054)
Waiver of administrative personnel and services fee (Note 5)	(25,220)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Shares	(20,859)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Service Shares	(57,784)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Class K Shares	(225)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(788,683)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,054,825)
Net expenses			$6,805,296
Net investment income			61,299,519
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $104,775 on sales of investments in affiliated issuers) (Note 2)			10,844,141
Net realized gain on futures contracts			4,988,762
Net realized gain on swap contracts			1,140,009
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership			(77,096)
Net change in unrealized depreciation of futures contracts			(3,199,882)
Net change in unrealized appreciation of swap contracts			(2,485,576)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(36,644,114)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(25,433,756)
Change in net assets resulting from operations			$35,865,763

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,299,519	$98,838,450
Net realized gain on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	16,895,816	11,826,768
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(42,329,572)	10,498,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,865,763	121,164,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(32,860,285)	(51,412,254)
Institutional Service Shares	(19,994,683)	(34,859,944)
Class A Shares	(5,597,353)	(8,139,632)
Class B Shares	(692,405)	(1,476,394)
Class C Shares	(974,257)	(1,764,281)
Class K Shares	(2,067,713)	(2,730,689)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,186,696)	(100,383,194)
Share Transactions:
Proceeds from sale of shares	627,408,901	1,094,371,012
Net asset value of shares issued to shareholders in payment of distributions declared	27,562,459	47,230,750
Cost of shares redeemed	(343,248,461)	(607,648,038)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	311,722,899	533,953,724
Change in net assets	285,401,966	554,734,580
Net Assets:
Beginning of period	2,276,529,733	1,721,795,153
End of period (including undistributed net investment income of $372,323 and $1,259,500, respectively)	$2,561,931,699	$2,276,529,733

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to achieve total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2008 is $210,000,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the six months ended May 31, 2008, the Fund had net realized gains on swap contracts of $1,140,009.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized gains on futures contracts of $4,988,762.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$212,755,204	$223,305,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,141,016	$322,764,001	56,928,403	$598,947,721
Shares issued to shareholders in payment of distributions declared	661,226	7,094,200	1,195,005	12,578,378
Shares redeemed	(14,448,668)	(155,018,053)	(27,188,847)	(285,788,913)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,353,574	$174,840,148	30,934,561	$325,737,186

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,031,593	$193,601,582	30,691,047	$321,560,466
Shares issued to shareholders in payment of distributions declared	1,168,813	12,541,845	2,174,541	22,891,007
Shares redeemed	(11,461,888)	(122,948,917)	(22,834,759)	(239,728,467)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	7,738,518	$83,194,510	10,030,829	$104,723,006

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,518,469	$69,907,476	10,727,840	$112,880,026
Shares issued to shareholders in payment of distributions declared	443,526	4,759,326	646,186	6,803,102
Shares redeemed	(3,968,067)	(42,534,046)	(4,346,455)	(45,690,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,993,928	$32,132,756	7,027,571	$73,992,690

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	302,574	$3,251,916	294,627	$3,099,414
Shares issued to shareholders in payment of distributions declared	52,763	566,214	112,404	1,183,491
Shares redeemed	(358,070)	(3,840,636)	(1,051,917)	(11,063,533)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,733)	$(22,506)	(644,886)	$(6,780,628)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	762,909	$8,184,993	1,288,383	$13,557,257
Shares issued to shareholders in payment of distributions declared	52,422	562,532	100,856	1,061,984
Shares redeemed	(470,760)	(5,044,035)	(1,183,221)	(12,461,847)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	344,571	$3,703,490	206,018	$2,157,394

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,763,898	$29,698,933	4,209,880	$44,326,128
Shares issued to shareholders in payment of distributions declared	189,968	2,038,342	257,570	2,712,788
Shares redeemed	(1,293,229)	(13,862,774)	(1,229,379)	(12,914,840)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,660,637	$17,874,501	3,238,071	$34,124,076
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,088,495	$311,722,899	50,792,164	$533,953,724

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $2,891,567,118. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in futures contracts, swap contracts and changes in foreign currency exchange rates was $2,990,195. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,011,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,021,038.

At November 30, 2007, the Fund had a capital loss carryforward of $806,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $1,957,353 of its fee. In addition, an affiliate of the adviser reimbursed $78,868 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,220 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FSC voluntarily waived $788,683 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $518,431 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2008, FSC retained $12,302 in sales charges from the sale of Class A Shares. FSC also retained $1,244 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement became effective for the Fund's Institutional Shares on January 31, 2008. For the six months ended May 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $204,701. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	2,081,814	224,086	640,983	1,664,917	$ 36,738,235	$ 1,678,530
Federated Mortgage Core Portfolio	95,277,160	25,983,938	--	121,261,098	1,198,059,647	30,231,134
High Yield Bond Portfolio	17,665,232	1,520,231	--	19,185,463	124,321,797	5,285,337
Prime Value Obligations Fund, Institutional Shares	519,822,635	1,059,470,808	1,209,999,289	369,294,154	369,294,154	1,316,791
TOTAL OF AFFILIATED TRANSACTIONS	634,846,841	1,087,199,063	1,210,640,272	511,405,632	$1,728,413,833	$38,511,792

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$427,898,627
Sales	$32,089,062

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28555 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.73		$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.29		0.56	0.53	0.51	0.52 [2]	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)		0.06	0.15	(0.26)	0.04	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.62	0.68	0.25	0.56	0.65
Less Distributions:
Distributions from net investment income	(0.29)		(0.56)	(0.53)	(0.52)	(0.52)	(0.52)
Net Asset Value, End of Period	$10.62		$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	1.66%		6.09%	6.70%	2.32%	5.35%	6.21%

Ratios to Average Net Assets:
Net expenses	0.36	% [4]	0.36%	0.35%	0.35%	0.36%	0.35%
Net investment income	5.29	% [4]	5.29%	4.92%	4.79%	4.82%	4.73%
Expense waiver/reimbursement [5]	0.18	% [4]	0.20%	0.31%	0.46%	0.49%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,311,683		$1,149,888	$813,367	$605,292	$532,223	$509,354
Portfolio turnover	18%		36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2008		2007	2006	2005	[1]	2004	2003
Net Asset Value, Beginning of Period	$10.73		$10.67	$10.52	$10.79		$10.75	$10.62
Income From Investment Operations:
Net investment income	0.27		0.52	0.50	0.48		0.49 [2]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)		0.07	0.15	(0.26)		0.04	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.59	0.65	0.22		0.53	0.62
Less Distributions:
Distributions from net investment income	(0.27)		(0.53)	(0.50)	(0.49)		(0.49)	(0.49)
Net Asset Value, End of Period	$10.62		$10.73	$10.67	$10.52		$10.79	$10.75
Total Return [3]	1.51%		5.79%	6.39%	2.03	% [4]	5.03%	5.90%

Ratios to Average Net Assets:
Net expenses	0.65	% [5]	0.64%	0.65%	0.64%		0.66%	0.65%
Net investment income	5.00	% [5]	4.99%	4.61%	4.49%		4.52%	4.41%
Expense waiver/reimbursement [6]	0.40	% [5]	0.40%	0.42%	0.44%		0.45%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$830,461		$756,089	$644,797	$612,226		$624,721	$442,611
Portfolio turnover	18%		36%	56%	37%		16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,016.60	$1.81
Institutional Service Shares	$1,000	$1,015.10	$3.27
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.20	$1.82
Institutional Service Shares	$1,000	$1,021.75	$3.29

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.65%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	35.8%
Corporate Debt Securities	23.7%
U.S. Treasury and Agency Securities	21.5%
Collateralized Mortgage Obligations	10.3%
Asset-Backed Securities	5.3%
Adjustable Rate Mortgage	3.9%
Other Security Types [4,5]	0.0%
Derivative Contracts [6]	(0.2)%
Securities Lending Collateral [7]	8.7%
Cash Equivalents [8]	9.9%
Other Assets and Liabilities--Net [9]	(18.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Other Security Types consist of common stock and preferred stock.

5 Represents less than 0.1%.

6 Based upon net unrealized appreciation (depreciation) on or value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

7 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--18.6%
		Basic Industry - Chemicals--0.3%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,306,620
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,062,654
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	523,018
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,807,934
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,759,168
1,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	985,605
		TOTAL	7,444,999
		Basic Industry - Metals & Mining--0.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	618,172
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,342,721
1,100,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	1,079,901
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,687,425
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	412,734
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,087,306
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,946,437
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,179,950
		TOTAL	10,354,646
		Basic Industry - Paper--0.3%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,638,041
342,000		Westvaco Corp., 7.65%, 3/15/2027	338,776
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,001,292
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	1,995,992
		TOTAL	7,974,101
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	477,400
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	571,405
100,000		Boeing Capital Corp., Sr. Note, Series XI, 3.883%, 11/15/2009	99,964
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,567,977
1,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	1,920,187
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--continued
$910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	$883,295
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,267,774
		TOTAL	9,788,002
		Capital Goods - Construction Machinery--0.1%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	404,402
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	61,774
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,534,094
100,000		John Deere Capital Corp., Sr. Note, Series D, 2.268%, 12/18/2009	99,832
		TOTAL	3,100,102
		Capital Goods - Diversified Manufacturing--0.6%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,008,921
1,540,000		Dover Corp., Note, 5.45%, 3/15/2018	1,513,321
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,210,223
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,530,416
1,560,000		Harsco Corp., 5.75%, 5/15/2018	1,535,385
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	691,055
2,040,000		Hubbell, Inc., 5.95%, 6/1/2018	2,027,751
2,740,000		Textron Financial Corp., 5.40%, 4/28/2013	2,715,895
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,445,630
		TOTAL	14,678,597
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	907,008
		Communications - Media & Cable--0.3%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,162,999
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,770,847
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,697,635
1,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,153,571
		TOTAL	8,785,052
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,763,355
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	257,046
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,418,700
		TOTAL	4,439,101
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--0.4%
$5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	$6,554,414
1,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,456,642
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	465,694
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,708,512
		TOTAL	10,185,262
		Communications - Telecom Wirelines--0.4%
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,419
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	125,884
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,927
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,748
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	201,469
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	793,014
2,620,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,648,403
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,226,105
3,000,000		Verizon Communications, Inc., 6.10%, 4/15/2018	3,083,004
		TOTAL	9,381,973
		Consumer Cyclical - Automotive--0.4%
2,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	2,600,789
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,482,953
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,017,988
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	2,000,016
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	165,722
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,197,375
		TOTAL	11,464,843
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	230,474
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,147,803
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,388,336
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,980,502
		TOTAL	4,747,115
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Lodging--0.0%
$850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	$755,199
		Consumer Cyclical - Retailers--0.4%
751,230	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	689,533
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	511,185
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,943,701
1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,268,696
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	473,877
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	216,262
600,000		Target Corp., Note, 5.875%, 7/15/2016	606,089
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	801,773
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	782,220
		TOTAL	9,293,336
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,476,278
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	205,115
		TOTAL	2,681,393
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	66,344
		Consumer Non-Cyclical - Food/Beverage--0.3%
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,214,999
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,191
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,393,712
880,000		Kellogg Co., 4.25%, 3/6/2013	855,780
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,073,624
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,178,846
630,000		PepsiCo, Inc., 4.65%, 2/15/2013	637,999
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	185,455
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	247,974
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,555,525
		TOTAL	8,444,105
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Health Care--0.3%
$1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	$1,044,034
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	891,965
1,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	1,857,709
2,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,725,537
		TOTAL	6,519,245
		Consumer Non-Cyclical - Pharmaceuticals--0.4%
2,300,000		Abbott Laboratories, 5.15%, 11/30/2012	2,362,575
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,608,586
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,057,366
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	438,274
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,716,060
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	783,511
		TOTAL	8,966,372
		Consumer Non-Cyclical - Products--0.2%
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	989,353
840,000		Philips Electronics NV, 5.75%, 3/11/2018	829,664
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	732,376
445,000		Snap-On, Inc., 6.25%, 8/15/2011	459,991
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,150,996
		TOTAL	5,162,380
		Consumer Non-Cyclical - Supermarkets--0.1%
1,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,028,771
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,349,243
		TOTAL	2,378,014
		Consumer Non-Cyclical - Tobacco--0.2%
2,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,213,458
3,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,223,800
		TOTAL	5,437,258
		Energy - Independent--0.5%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,044,504
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,433,237
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,856,154
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--continued
$1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	$957,500
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,795,567
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,159
676,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	675,100
3,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	3,616,560
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	616,813
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	913,320
		TOTAL	13,059,914
		Energy - Integrated--0.7%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	136,454
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,679,948
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,728,429
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,614,649
1,361,150	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,383,476
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,199,255
		TOTAL	17,742,211
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,693,520
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,050,840
		TOTAL	3,744,360
		Energy - Refining--0.1%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,057,672
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	855,554
		TOTAL	2,913,226
		Financial Institution - Banking--3.5%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,913,834
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,151,027
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,885,366
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,871,428
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,803,724
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,986,417
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	155,269
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	$561,737
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,509,366
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	985,606
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,516,100
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	99,993
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,976,867
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,228,598
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,805,073
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	961,120
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,002,102
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,204,641
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	506,201
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,046
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	153,691
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,058,779
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,211,207
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,663,900
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,431,540
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,177
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,896,845
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,689,984
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	725,349
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,992,764
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,012,901
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,110,337
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,117,177
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,174,848
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,584,218
500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	508,808
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,550,437
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	710,545
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,166,532
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	$253,249
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	960,887
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,180,498
3,620,000		Wachovia Corp., 5.75%, 2/1/2018	3,508,891
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,440,094
4,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	3,914,723
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,813,406
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,246,555
		TOTAL	90,278,857
		Financial Institution - Brokerage--2.1%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,328
550,000		Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010	545,955
1,370,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,342,102
2,230,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	2,375,175
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,206,483
975,000		Eaton Vance Corp., 6.50%, 10/2/2017	997,293
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,894,472
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,298,779
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,047,313
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,494,081
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	886,688
4,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	4,285,715
3,010,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,974,528
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	729,866
900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	860,971
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,475,942
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	1,868,716
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,578,680
2,500,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,183,084
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,256,779
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,450,312
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	193,652
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	$616,588
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	248,472
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	597,129
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,021,271
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,828,451
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,546,756
440,000		Nuveen Investments, 5.00%, 9/15/2010	387,200
440,000		Nuveen Investments, 5.50%, 9/15/2015	314,600
		TOTAL	52,537,381
		Financial Institution - Finance Noncaptive--1.1%
4,480,000		American Express Credit Corp., 5.875%, 5/2/2013	4,499,839
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,987,173
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,763,083
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	38,925
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	58,200
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	1,319,147
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	237,550
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,777,090
230,000		General Electric Capital Corp., Note, Series A, 2.045%, 6/11/2008	229,971
150,000		General Electric Capital Corp., Note, Series A, 2.59%, 2/20/2009	149,631
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	204,342
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,001,428
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	824,036
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,505,966
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	7,292,103
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	776,191
		TOTAL	28,664,675
		Financial Institution - Insurance - Health--0.1%
1,530,000		CIGNA Corp., 6.35%, 3/15/2018	1,532,428
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.5%
$3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	$3,934,464
2,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	2,201,734
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,937,522
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,614,719
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,021,478
		TOTAL	11,709,917
		Financial Institution - Insurance - P&C--0.5%
2,960,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	2,903,728
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,747,990
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	622,453
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,472,434
590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	582,210
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	859,564
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,689,186
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	388,444
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,055,193
		TOTAL	13,321,202
		Financial Institution - REITs--0.3%
920,000		AMB Property LP, 6.30%, 6/1/2013	916,677
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	756,443
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	950,082
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,914,579
1,500,000		Simon Property Group LP, 6.125%, 5/30/2018	1,461,792
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,402,619
		TOTAL	7,402,192
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	909,790
		Government Agency--0.0%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	502,926
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	522,329
		TOTAL	1,025,255
Principal Amount			Value
		CORPORATE BONDS--continued
		Municipal Services--0.1%
$790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	$663,173
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,325,953
		TOTAL	1,989,126
		Technology--1.0%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,108,065
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,519,692
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	394,777
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,870,035
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,023,654
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,095,693
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,148,859
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	842,756
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,676,243
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,406,873
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,015,727
1,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,765,198
2,530,000		Oracle Corp., 6.50%, 4/15/2038	2,535,562
		TOTAL	26,403,134
		Transportation - Airlines--0.1%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,137,329
		Transportation - Railroads--0.3%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,635,607
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,787,972
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	306,645
1,900,000	[1,2]	Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,889,074
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,497,566
		TOTAL	7,116,864
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,837,397
		Utility - Electric--1.3%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,350,744
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	729,002
6,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	5,998,768
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	$693,285
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,225,123
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	266,700
2,820,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,762,530
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,672,289
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,033,608
870,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	861,666
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	839,474
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,222,143
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	821,510
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	685,421
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,025,338
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	2,000,564
2,200,000		Union Electric Co., 6.00%, 4/1/2018	2,179,567
2,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	2,364,716
		TOTAL	32,732,448
		Utility - Natural Gas Distributor--0.1%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,462,530
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,444,149
		TOTAL CORPORATE BONDS (IDENTIFIED COST $488,437,845)	475,918,832
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines-0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,594)	2,005,362
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
38,596		FNMA ARM 681769, 4.555%, 1/01/2033	38,828
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--continued
		Government National Mortgage Association--0.0%
$3,034		GNMA2 ARM 80201, 30 Year, 6.375%, 5/20/2028	$3,081
1,904		GNMA2 ARM 8717, 5.125%, 10/20/2025	1,920
		TOTAL	5,001
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $44,946)	43,829
		ASSET-BACKED SECURITIES--5.3%
		Commercial Mortgage--5.3%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,636,893
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.744967%, 2/10/2051	4,964,409
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	22,165,600
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,769,625
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.14977%, 4/15/2041	16,333,600
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,888,957
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,711,421
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,970,000
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266391%, 2/12/2051	6,448,750
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	6,810,537
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/13/2042	22,634,970
		TOTAL	136,334,762
		Home Equity Loan--0.0%
40,413	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	32,331
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $137,682,880)	136,367,093
		GOVERNMENT AGENCIES--8.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,516,371
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,020,886
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,591,753
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,032,387
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	$521,205
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	1,002,495
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	98,680
60,000,000	[3]	Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	60,280,020
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	151,336
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	459,598
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	151,931
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	61,094
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	403,414
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	201,738
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,880
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,304
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,503,320
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	195,959
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	560,999
20,000,000		Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	19,894,288
55,000,000		Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,138,224
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	192,296
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	407,276
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,431,899
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	100,109
40,000,000	[3]	Federal National Mortgage Association, 5.375%, 6/12/2017	42,056,124
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,768,220
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	151,857
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,287
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	506,553
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,082,708
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $211,999,464)	214,735,211
		GOVERNMENT/AGENCY--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,537,379)	1,622,175
Principal Amount			Value
		U.S. TREASURY--11.5%
		U.S. Treasury Bonds--0.6%
$2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	$2,359,494
1,343,000	[4]	United States Treasury Bond, 6.00%, 2/15/2026	1,545,394
4,935,000	[4]	United States Treasury Bond, 6.125%, 11/15/2027	5,803,252
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,525,977
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,676,438
300,000		United States Treasury Bond, 6.75%, 8/15/2026	373,594
500,000		United States Treasury Bond, 7.25%, 5/15/2016	612,112
		TOTAL	14,896,261
		U.S. Treasury Notes--10.9%
52,851,500	[3]	U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	57,335,622
100,000,000		United States Treasury Note, 3.50%, 5/31/2013	100,347,660
6,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	6,124,849
27,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	28,037,834
6,700,000		United States Treasury Note, 4.50%, 11/30/2011	7,003,164
6,000,000		United States Treasury Note, 4.50%, 2/15/2016	6,255,265
14,000,000	[3]	United States Treasury Note, 4.50%, 4/30/2012	14,650,709
57,035,000	[3]	United States Treasury Note, 4.75%, 8/15/2017	59,996,571
200,000		United States Treasury Note, 5.00%, 8/15/2011	211,934
300,000		United States Treasury Note, 6.00%, 8/15/2009	312,712
100,000		United States Treasury Note, 6.50%, 2/15/2010	106,475
		TOTAL	280,382,795
		TOTAL U.S. TREASURY (IDENTIFIED COST $284,589,840)	295,279,056
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
438,732		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	452,311
196,959		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	203,057
48,979		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	49,994
		TOTAL	705,362
		Federal National Mortgage Association--0.1%
367,633		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	369,311
234,939		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	241,907
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--continued
$23,709		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	$24,648
663,444		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	666,331
		TOTAL	1,302,197
		Government National Mortgage Association--0.0%
40,170		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	42,609
1,927		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,061
4,532		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,808
1,809		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,919
3,183		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,381
359		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	384
266,399		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	275,885
9,577		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	10,164
11,588		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	12,000
1,820		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,885
433,036		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	407,411
112,935		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	119,861
		TOTAL	882,368
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,873,381)	2,889,927
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.4%
		Commercial Mortgage--1.4%
$10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	$10,818,023
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,283,272
7,120,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.746728%, 2/12/2049	7,133,512
		TOTAL	37,234,807
		Federal National Mortgage Association--0.0%
26,090		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	28,522
10,840		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	11,928
		TOTAL	40,450
		Non-Agency Mortgage--0.0%
10,366	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.40782%, 1/28/2027	6,738
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,172,578)	37,281,995
		MUTUAL FUNDS--67.5% [5]
1,664,917		Emerging Markets Fixed Income Core Fund	36,738,235
121,261,098		Federated Mortgage Core Portfolio	1,198,059,647
19,185,463		High Yield Bond Portfolio	124,321,797
369,294,154	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.70%	369,294,154
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,724,013,629)	1,728,413,833
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $2,891,366,536) [8]	2,894,557,313
		OTHER ASSETS AND LIABILITIES - NET--(13.0)% [9]	(332,625,614)
		TOTAL NET ASSETS--100%	$2,561,931,699

At May 31, 2008, the Fund had the following open futures contracts:

Descriptions		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]	Germany Federal Republic Bonds 2-Year Long Futures	650	$ 66,846,000	June 2008	$ (760,653)
[10]	Germany Federal Republic Bonds 10-Year Futures	650	$ 72,748,000	June 2008	$ (3,066,273)
[10]	U.S. Treasury Notes 5-Year Long Futures	3,670	$403,470,625	September 2008	$ (915,491)
[10]	U.S. Treasury Notes 2-Year Short Futures	225	$ 47,390,625	September 2008	$ 23,806
[10]	U.S. Treasury Notes 10-Year Short Futures	1,000	$112,406,250	September 2008	$ 880,653
[10]	U.S. Treasury Bonds Short Futures	440	$ 49,940,000	September 2008	$ 606,867
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (3,231,091)

At May 31, 2008, the Fund had the following open swap contracts:

Credit Default Swaps Counterparty		Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
[11]	Lehman Brothers	CDXIG8	Sell	0.35%	6/20/2012	$ 75,000,000	$(2,334,827)
[11]	Deutsche Bank & Merrill Lynch Capital Services, Inc.	CDXIG9	Sell	0.60%	12/20/2012	$105,000,000	$(1,900,854)
[11]	Goldman Sachs	CDXG10	Sell	1.55%	6/20/2013	$ 30,000,000	$ 796,178
	TOTAL VALUE OF CREDIT DEFAULT SWAPS						$(3,439,503)

Net Unrealized Depreciation on Futures Contracts and Value of Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $44,367,463, which represented 1.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $44,367,463, which represented 1.7% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 All or a portion of this security is held as collateral for securities lending.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $2,891,567,118.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

10 Non-income-producing security.

11 Net premiums received by the Fund amounted to $1,374,939.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1 - Quoted Prices	$1,728,413,833	$(3,231,091)
Level 2 - Other Significant Observable Inputs	1,166,143,480	(3,439,503)
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$2,894,557,313	$(6,670,594)

*Other financial instruments include futures contracts and swap contracts

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, including $1,728,413,833 of investments in affiliated issuers (Note 5) and $212,755,204 of security loaned (identified cost $2,891,366,536)		$2,894,557,313
Cash		1,676
Income receivable		13,358,331
Swaps, at value (premium paid of $553,790)		796,178
Receivable for investments sold		2,415,557
Receivable for shares sold		4,161,302
Receivable for daily variation margin		214,166
TOTAL ASSETS		2,915,504,523
Liabilities:
Payable for investments purchased	$117,367,360
Payable for shares redeemed	1,881,832
Income distribution payable	6,123,356
Swaps, at value (premium received of $1,928,729)	4,235,681
Payable for collateral due to broker for securities loaned	223,305,000
Payable for distribution services fee (Note 5)	176,666
Payable for shareholder services fee (Note 5)	221,166
Accrued expenses	261,763
TOTAL LIABILITIES		353,572,824
Net assets for 241,276,032 shares outstanding		$2,561,931,699
Net Assets Consist of:
Paid-in capital		$2,549,195,884
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(2,386,308)
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		14,749,800
Undistributed net investment income		372,323
TOTAL NET ASSETS		$2,561,931,699

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,311,682,615 ÷ 123,530,835 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62
Institutional Service Shares:
Net asset value per share ($830,461,212 ÷ 78,210,470 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62
Class A Shares:
Net asset value per share ($243,304,052 ÷ 22,914,347 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share (100/95.50 of $10.62) [1]	$11.12
Redemption proceeds per share	$10.62
Class B Shares:
Net asset value per share ($31,766,311 ÷ 2,991,696 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share (94.50/100 of $10.62) [1]	$10.04
Class C Shares:
Net asset value per share ($46,418,839 ÷ 4,371,566 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share (99.00/100 of $10.62) [1]	$10.51
Class K Shares:
Net asset value per share ($98,298,670 ÷ 9,257,118 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$36,833,262
Interest (including income on securities loaned $1,570,507)		29,593,023
Investment income allocated from affiliated partnership (Note 2 and Note 5)		1,678,530
TOTAL INCOME		68,104,815
Expenses:
Investment adviser fee (Note 5)	$4,824,048
Administrative personnel and services fee (Note 5)	943,783
Custodian fees	50,154
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	159,468
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	147,974
Transfer and dividend disbursing agent fees and expenses--Class A Shares	58,792
Transfer and dividend disbursing agent fees and expenses--Class B Shares	15,591
Transfer and dividend disbursing agent fees and expenses--Class C Shares	14,691
Transfer and dividend disbursing agent fees and expenses--Class K Shares	122,244
Directors'/Trustees' fees	11,574
Auditing fees	12,000
Legal fees	10,014
Portfolio accounting fees	130,854
Distribution services fee--Institutional Service Shares (Note 5)	985,853
Distribution services fee--Class A Shares (Note 5)	289,596
Distribution services fee--Class B Shares (Note 5)	120,979
Distribution services fee--Class C Shares (Note 5)	169,020
Distribution services fee--Class K Shares (Note 5)	224,105
Shareholder services fee--Institutional Service Shares (Note 5)	784,301
Shareholder services fee--Class A Shares (Note 5)	287,942
Shareholder services fee--Class B Shares (Note 5)	40,326
Shareholder services fee--Class C Shares (Note 5)	47,205
Account administration fee--Institutional Service Shares	176,142
Account administration fee--Class A Shares	1,472
Account administration fee--Class C Shares	7,267

Statement of Operations - continued

Expenses - continued:
Share registration costs		$48,804
Printing and postage		62,167
Insurance premiums		6,108
Taxes		86,915
Miscellaneous		6,873
EXPENSES BEFORE ALLOCATION		9,846,262
Expenses allocated from affiliated partnership (Note 2)		13,859
TOTAL EXPENSES		9,860,121
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,162,054)
Waiver of administrative personnel and services fee (Note 5)	(25,220)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Shares	(20,859)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Service Shares	(57,784)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Class K Shares	(225)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(788,683)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,054,825)
Net expenses			$6,805,296
Net investment income			61,299,519
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $104,775 on sales of investments in affiliated issuers) (Note 2)			10,844,141
Net realized gain on futures contracts			4,988,762
Net realized gain on swap contracts			1,140,009
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership			(77,096)
Net change in unrealized depreciation of futures contracts			(3,199,882)
Net change in unrealized appreciation of swap contracts			(2,485,576)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(36,644,114)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(25,433,756)
Change in net assets resulting from operations			$35,865,763

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,299,519	$98,838,450
Net realized gain on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	16,895,816	11,826,768
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(42,329,572)	10,498,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,865,763	121,164,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(32,860,285)	(51,412,254)
Institutional Service Shares	(19,994,683)	(34,859,944)
Class A Shares	(5,597,353)	(8,139,632)
Class B Shares	(692,405)	(1,476,394)
Class C Shares	(974,257)	(1,764,281)
Class K Shares	(2,067,713)	(2,730,689)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,186,696)	(100,383,194)
Share Transactions:
Proceeds from sale of shares	627,408,901	1,094,371,012
Net asset value of shares issued to shareholders in payment of distributions declared	27,562,459	47,230,750
Cost of shares redeemed	(343,248,461)	(607,648,038)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	311,722,899	533,953,724
Change in net assets	285,401,966	554,734,580
Net Assets:
Beginning of period	2,276,529,733	1,721,795,153
End of period (including undistributed net investment income of $372,323 and $1,259,500, respectively)	$2,561,931,699	$2,276,529,733

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to achieve total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2008 is $210,000,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the six months ended May 31, 2008, the Fund had net realized gains on swap contracts of $1,140,009.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized gains on futures contracts of $4,988,762.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$212,755,204	$223,305,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,141,016	$322,764,001	56,928,403	$598,947,721
Shares issued to shareholders in payment of distributions declared	661,226	7,094,200	1,195,005	12,578,378
Shares redeemed	(14,448,668)	(155,018,053)	(27,188,847)	(285,788,913)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,353,574	$174,840,148	30,934,561	$325,737,186

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,031,593	$193,601,582	30,691,047	$321,560,466
Shares issued to shareholders in payment of distributions declared	1,168,813	12,541,845	2,174,541	22,891,007
Shares redeemed	(11,461,888)	(122,948,917)	(22,834,759)	(239,728,467)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	7,738,518	$83,194,510	10,030,829	$104,723,006

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,518,469	$69,907,476	10,727,840	$112,880,026
Shares issued to shareholders in payment of distributions declared	443,526	4,759,326	646,186	6,803,102
Shares redeemed	(3,968,067)	(42,534,046)	(4,346,455)	(45,690,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,993,928	$32,132,756	7,027,571	$73,992,690

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	302,574	$3,251,916	294,627	$3,099,414
Shares issued to shareholders in payment of distributions declared	52,763	566,214	112,404	1,183,491
Shares redeemed	(358,070)	(3,840,636)	(1,051,917)	(11,063,533)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,733)	$(22,506)	(644,886)	$(6,780,628)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	762,909	$8,184,993	1,288,383	$13,557,257
Shares issued to shareholders in payment of distributions declared	52,422	562,532	100,856	1,061,984
Shares redeemed	(470,760)	(5,044,035)	(1,183,221)	(12,461,847)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	344,571	$3,703,490	206,018	$2,157,394

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,763,898	$29,698,933	4,209,880	$44,326,128
Shares issued to shareholders in payment of distributions declared	189,968	2,038,342	257,570	2,712,788
Shares redeemed	(1,293,229)	(13,862,774)	(1,229,379)	(12,914,840)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,660,637	$17,874,501	3,238,071	$34,124,076
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,088,495	$311,722,899	50,792,164	$533,953,724

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $2,891,567,118. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in futures contracts, swap contracts and changes in foreign currency exchange rates was $2,990,195. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,011,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,021,038.

At November 30, 2007, the Fund had a capital loss carryforward of $806,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $1,957,353 of its fee. In addition, an affiliate of the adviser reimbursed $78,868 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,220 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FSC voluntarily waived $788,683 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $518,431 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2008, FSC retained $12,302 in sales charges from the sale of Class A Shares. FSC also retained $1,244 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement became effective for the Fund's Institutional Shares on January 31, 2008. For the six months ended May 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $204,701. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	2,081,814	224,086	640,983	1,664,917	$ 36,738,235	$ 1,678,530
Federated Mortgage Core Portfolio	95,277,160	25,983,938	--	121,261,098	1,198,059,647	30,231,134
High Yield Bond Portfolio	17,665,232	1,520,231	--	19,185,463	124,321,797	5,285,337
Prime Value Obligations Fund, Institutional Shares	519,822,635	1,059,470,808	1,209,999,289	369,294,154	369,294,154	1,316,791
TOTAL OF AFFILIATED TRANSACTIONS	634,846,841	1,087,199,063	1,210,640,272	511,405,632	$1,728,413,833	$38,511,792

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$427,898,627
Sales	$32,089,062

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28556 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008